United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: Quarter ended 06/30/2018

Item 1.	Schedule of Investments

Federated Project and Trade Finance Core Fund
Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	ASSET-BACKED SECURITY—0.3%
		Services-Airlines—0.3%
$1,944,445	[2]	KAL ABS Cayman Ltd. 17, Class A, 5.1028%, (1-month USLIBOR +3.000%), 4/27/2019 (IDENTIFIED COST $1,927,512)	6/10/2016	$1,888,056	$1,931,806
		CORPORATE BOND—0.2%
		Energy-Exploration & Production—0.2%
1,180,800		Dolphin Energy Ltd., Series REGS, 5.888%, 6/15/2019 (IDENTIFIED COST $1,207,286)	10/16/2014	1,301,832	1,198,808
	[1]	TRADE FINANCE AGREEMENTS—85.7%
		Basic Industry-Chemicals—2.9%
7,000,000	[2]	ETG Agri Inputs FZE Dubai, 5.33506%, (1-month USLIBOR +3.250%), 5/16/2019	5/15/2018	7,000,000	7,003,500
5,000,000	[2]	Industries Chimiques Du Senegal, 6.11294%, (3-month USLIBOR +3.750%), 11/6/2023	11/3/2017	5,000,000	5,020,000
3,169,698	[2]	Kuwait Paraxylen, 2.7935%, (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018	3,123,456	3,161,774
1,352,000	[2]	Kuwait Paraxylen, 2.7935%, (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018	1,331,720	1,348,620
		TOTAL			16,533,894
		Basic Industry-Forestry/Paper—1.0%
6,000,000	[2]	Bahia Cellulose, 5.08494%, (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	6,002,250	6,018,000
		Basic Industry-Metals/Mining Excluding Steel—4.5%
2,299,362	[3,4,5]	Discovery Copper, 5.1347%, 3/1/2015	9/29/2011 - 9/22/2015	2,294,479	692,108
6,434,382	[3,4,5]	Just Group LLC, 10.28%, 9/6/2014	1/6/2012 - 9/21/2017	6,430,658	2,435,414
1,771,359	[2]	Kazakhmys II, 4.98031%, (1-month USLIBOR +3.000%), 12/31/2018	12/1/2014	1,762,502	1,751,874
5,433,413	[2,6]	Mechel Kuzbass III, 9.52961%, (3-month USLIBOR +7.500%), 1/31/2021	11/8/2016 – 6/8/2018	5,433,413	4,190,889
5,418,144	[2,6]	Mechel Yakutugol III, 9.52961%, (1-month USLIBOR +7.500%), 1/31/2021	11/8/2016 – 6/8/2018	5,418,144	4,179,112
5,000,000	[2]	Suek Tranche B, 5.08363%, (1-month USLIBOR +3.000%), 5/17/2022	6/15/2017 – 11/24/2017	5,002,000	4,975,000
7,500,000	[2]	Trafigura, 3.18688%, (1-month USLIBOR +1.200%), 9/28/2018			7,503,750
		TOTAL			25,728,147
		Basic Industry-Steel Producers/Products—1.8%
4,375,000	[2]	Emirates Steel Industries PJSC, 3.70188%, (3-month USLIBOR +1.600%), 12/31/2021	3/29/2018	4,364,063	4,370,625
6,000,000	[2]	Ferrexpo AG, 6.83438%, (3-month USLIBOR +4.500%), 12/31/2020	3/7/2018	5,932,500	6,003,000
		TOTAL			10,373,625
		Capital Goods-Aerospace & Defense—1.7%
3,806,336	[2]	Alafco, 4.31781%, (3-month USLIBOR +2.000%), 2/14/2019	8/11/2016	3,791,491	3,804,432
1,200,000	[2]	Biman, 7.86906%, (3-month USLIBOR +5.500%), 2/6/2019	11/5/2015	995,026	1,191,600
3,185,186	[2]	Gulf Air BSC, 5.33506%, (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	3,186,380	3,193,149
1,666,666	[2]	TAAG Angola Airlines, 7.28469%, (3-month USLIBOR +4.950%), 6/9/2020	6/16/2014	1,641,251	1,671,667
		TOTAL			9,860,848
		Consumer Cyclical-Apparel/Textiles—1.8%
1,624,000	[2]	Defacto, 6.0007%, (1-month USLIBOR +4.000%), 5/30/2019	3/30/2016	1,612,632	1,628,060
3,665,000	[2]	PT Delta Dunia Sandang Tekstil, 6.70802%, (3-month USLIBOR +5.000%), 10/10/2021	10/6/2016	3,632,015	3,666,833
4,976,483	[2]	PT Pan Brothers TBK, 3.806442% - 3.84215%, (3-month USLIBOR +2.300%), 10/22/2018	4/30/2018 – 6/21/2018	4,976,483	4,981,459
		TOTAL			10,276,352

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Non-Cyclical-Beverage—1.3%
$4,875,000	[2]	Consolidated International Beverage Investments SPC Limited, 5.83563%, (3-month USLIBOR +3.500%), 11/24/2020	5/29/2018	$4,852,088	$4,855,500
840,000	[2]	Khmer Brewery, 7.802%, (3-month USLIBOR +5.500%), 9/30/2019	5/6/2016 – 8/14/2017	840,000	837,060
1,960,000	[2]	Khmer Brewery, 7.83438%, (3-month USLIBOR +5.500%), 9/30/2019	5/6/2016 – 8/14/2017	1,960,000	1,960,000
		TOTAL			7,652,560
		Consumer Non-Cyclical-Tobacco—1.0%
4,966,716	[3,4,5,6]	LTAM PM, 4.73983%, 3/1/2017	2/25/2016	4,744,008	393,135
4,988,493	[3,4,5,6]	LTAM RJ, 4.79344%, 4/3/2017	2/25/2016	4,745,778	394,859
4,904,632	[2]	Premium Tobacco Brazil Holdings Ltd., 6.33263%, (3-month USLIBOR +4.000%), 4/23/2019	5/1/2018 – 6/12/2018	4,904,632	4,907,085
		TOTAL			5,695,079
		Consumer Non-Cyclical/Food-Wholesale—8.1%
1,500,000	[2]	Agrofertil, 3.1383%, (12-month USLIBOR +1.500%), 7/16/2018	9/8/2017	1,462,519	1,495,500
4,000,000	[2]	Agrofertil, 4.2422%, (12-month USLIBOR +1.500%), 4/30/2019	5/17/2018	3,842,913	3,844,000
642,978		Banacol, 1.75%, 6/28/2025	1/2/2013 – 6/28/2017	625,198	598,291
1,714,286	[2]	Cocobod 2017, 2.7435%, (1-month USLIBOR +0.650%), 8/31/2018	11/10/2017 – 12/11/2017	1,714,286	1,708,286
2,214,392	[2]	Dansk Landbrugs Grovvareselskab amba (DLG), 3.45276%, (3-month USLIBOR +1.200%), 9/12/2018	6/28/2018	2,198,464	2,198,892
5,982,340	[2]	Gambia, Government of, 4.988367% - 5.628375%, (12-month USLIBOR +3.500%), 6/7/2019	12/21/2017 – 6/6/2018	5,982,341	5,970,376
1,100,864	[3,6]	GVO, 5.3341%, 11/2/2015	4/13/2011	1,105,045	990,778
4,500,000	[2]	Louis Dreyfus II, 5.35063%, (3-month USLIBOR +2.850%), 6/28/2019	9/7/2016	4,477,500	4,479,750
3,801,711	[2]	Metl Group, 5.00288%, (3-month USLIBOR +2.900%), 2/16/2019	9/25/2017 – 6/28/2018	3,801,711	3,786,504
4,375,000	[2]	Molino Canuelas, 7.50288%, (6-month USLIBOR +5.000%), 12/16/2020	12/29/2016	4,331,250	4,357,500
7,000,000	[2]	Olam Nigeria, 3.38263%, (3-month USLIBOR +1.050%), 9/13/2018	6/13/2018	7,000,000	7,000,000
2,777,278		PT Angel, 3.825%, 12/1/2018	9/19/2017 – 2/1/2018	2,777,278	2,768,946
2,571,429	[3,4,5]	REI Agro Ltd., 7.77225%, 10/31/2014	10/31/2012 – 11/3/2014	2,571,429	772,714
1,667,000	[2,4,6]	Seara, 5.8444%, (3-month USLIBOR +4.850%), 6/15/2017	10/29/2014 – 12/8/2014	1,658,665	866,840
5,500,000	[2]	Vicentin SIAC, 8.3477%, (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015 – 2/21/2018	5,483,036	5,527,500
		TOTAL			46,365,877
		Energy-Exploration & Production—8.5%
109,159	[4,5]	Circle Petro, 7.132%, 6/11/2018	11/7/2014	106,248	49,231
3,000,000	[2]	EGPC African Export-Import Bank (Afreximbank), 7.91381%, (3-month USLIBOR +5.600%), 12/6/2019	6/20/2017	3,000,000	2,982,000
3,644,350	[2,6]	EMP II, 12.0935%, (1-month USLIBOR +10.000%), 12/10/2018	12/18/2013 – 6/29/2018	3,577,544	1,822,175
5,875,000	[2]	KazMunaiGaz NV, 3.9435%, (1-month USLIBOR +1.850%), 3/31/2020	9/29/2016 – 4/24/2018	5,832,611	5,877,937
4,291,988	[2]	L1E, 4.5935%, (1-month USLIBOR +2.500%), 12/30/2021	9/12/2017	4,206,148	4,238,338
4,463,552	[2]	Nigerian Petro, 6.09063%, (3-month USLIBOR +3.750%), 6/17/2019	11/5/2015 – 1/18/2018	4,122,146	4,436,770
7,178,774	[2]	PT MaxPower, 7.83438%, (3-month USLIBOR +7.500%), 3/31/2020	6/10/2015 – 6/29/2018	7,113,576	5,025,141
3,520,833	[2]	Rosneft Oil Co., 4.0935%, (1-month USLIBOR +2.000%), 6/27/2019	9/18/2017	3,522,105	3,508,510
3,886,996	[2]	SHT, 4.33438%, (1-month USLIBOR +2.000%), 9/30/2020	8/26/2014	3,808,458	3,692,647

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy-Exploration & Production—continued
$4,070,365	[2]	SNPC, 6.82%, (3-month USLIBOR +4.900%), 3/4/2020	7/28/2015	$4,070,365	$3,866,847
1,866,667	[2]	Sonangol Finance Ltd., 5.70878%, (3-month USLIBOR +3.350%), 10/27/2021	4/23/2018	1,849,167	1,848,000
3,641,176	[2]	Sonangol, 5.73438%, (3-month USLIBOR +3.400%), 7/30/2021	11/29/2016 – 4/3/2017	3,510,434	3,644,818
357,711	[4,6]	SV Oil & Natural Gas Ltd., 7.21956%, 9/14/2013	9/10/2009 – 6/7/2017	357,712	175,279
7,500,000	[2]	Yibal Export Pdo, 3.93563%, (1-month USLIBOR +1.600%), 6/29/2021	7/27/2016	7,426,750	7,485,000
		TOTAL			48,652,693
		Energy-Integrated Energy—2.1%
3,000,000	[2]	INA Industrija Nafte DD, 3.60613%, (6-month USLIBOR +1.500%), 8/19/2019	12/27/2016	3,000,000	2,988,000
1,709,081	[2]	Oando Insured, 10.83438%, (3-month USLIBOR +8.500%), 6/30/2019	7/21/2014	1,669,217	1,709,081
732,463	[2]	Oando Uninsured, 10.83438%, (5-month USLIBOR +8.500%), 6/30/2019	7/21/2014 – 12/31/2015	725,400	732,463
6,500,000		Puma International Financing SA, 1.05%, 5/3/2019	6/29/2018	6,500,000	6,500,000
		TOTAL			11,929,544
		Energy-Oil Field Equipment & Services—0.7%
700,000	[2]	Advanced Energy Systems SAE, 7.50125%, (3-month USLIBOR +5.000%), 4/19/2023	4/18/2018	700,000	700,700
3,111,111	[2]	Advanced Energy Systems SAE, Series TF, 7.50125%, (3-month USLIBOR +5.000%), 4/19/2023	4/18/2018	3,111,111	3,114,222
		TOTAL			3,814,922
		Energy-Oil Refining and Marketing—4.5%
2,888,889	[2]	BB Energy, 3.7935%, (1-month USLIBOR +1.700%), 10/18/2018	10/17/2017 – 12/26/2017	2,888,889	2,894,667
5,625,000	[2]	Dangote, 7.95113%, (6-month USLIBOR +5.750%), 8/28/2020	6/20/2014	5,591,250	5,664,375
2,761,620	[2]	Egypt, Government of, 3.9021% - 4.2876%, (12-month USLIBOR +2.660%), 1/11/2019	7/17/2017 – 1/12/2018	2,761,620	2,754,716
5,929,254	[2]	Pakistan, Government of, 3.8364% - 4.4909%, (12-month USLIBOR +2.220%), 4/25/2019	12/15/2017 – 4/27/2018	5,929,254	5,952,971
7,405,417	[2]	Pakistan, Government of, 3.72310% - 3.93789%, (12-month USLIBOR +2.220%), 11/19/2018	8/3/2017 – 11/21/2017	7,405,417	7,394,309
2,065,252	[3,4,5]	Samir Energy II, 5.0347%, 12/31/2015	5/30/2014	2,057,288	1,034,691
		TOTAL			25,695,729
		Finance/Banks/Brokers—18.3%
5,000,000	[2]	Access Bank PLC, 5.4897%, (6-month USLIBOR +3.500%), 8/7/2018	2/8/2018	4,987,500	5,002,500
5,000,000	[2]	Bahrain Is Bank, 4.03563%, (3-month USLIBOR +1.700%), 9/28/2018	9/27/2017	5,000,000	5,010,000
6,000,000	[2]	Banco Bradesco SA, 2.78%, (3-month USLIBOR +0.400%), 10/1/2018	5/29/2018	6,000,000	6,006,000
271,874	[2]	Banco de Galicia y Buenos Aires SA de CV, 2.55%, (6-month USLIBOR +0.850%), 7/20/2018	10/31/2017	271,874	272,826
2,620,557	[2]	Banco de Galicia y Buenos Aires SA de CV, 3.10%, (3-month USLIBOR +0.800%), 7/20/2018	3/22/2018	2,620,557	2,624,488
5,500,000	[2]	Banco Do Brasil S.A., 2.86353%, (3-month USLIBOR +0.750%), 2/8/2019	3/12/2018	5,500,000	5,500,000
5,000,000	[2]	Banco Do Brasil S.A., 3.00878%, (3-month USLIBOR +0.650%), 1/29/2019	6/28/2018	5,000,000	4,985,000
5,000,000	[2]	Banco Industrial, 3.94769%, (3-month USLIBOR +1.600%), 1/15/2019	1/30/2018	5,000,000	5,012,500
5,000,000	[2]	Banco Santander Brasil SA, 2.98506%, (3-month USLIBOR +0.650%), 12/21/2018	3/15/2018	5,000,000	4,987,500
1,496,914	[2]	Banco Santander Rio SA, 3.24%, (3-month USLIBOR +0.950%), 7/18/2018	3/22/2018	1,496,914	1,496,914
980,335	[2]	Banco Santander Rio SA, 3.25%, (3-month USLIBOR +0.950%), 7/25/2018	3/22/2018	980,335	980,335
2,388,099	[2]	Banco Santander Rio SA, 3.27%, (3-month USLIBOR +0.950%), 7/31/2018	3/22/2018	2,388,099	2,388,099
1,314,720	[2]	Banco Santander Rio SA, 3.30%, (3-month USLIBOR +0.950%), 8/22/2018	3/22/2018	1,314,720	1,314,720
5,000,000	[2]	Banco Supervielle SA, 5.02113%, (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	4,967,500	5,000,000
5,000,000	[2]	Bank of Fujairah, 3.14661%, (6-month USLIBOR +0.725%), 9/13/2018	3/28/2018	5,000,000	5,010,000
5,000,000		Credit Europe Banking, 4.00%, 7/26/2018	1/25/2018	5,000,000	5,000,000
5,000,000	[2]	Ecobank Nigeria Ltd., 5.32594%, (3-month USLIBOR +3.000%), 9/17/2018	6/18/2018	5,000,000	4,995,000
929,037		Ecobank Transnational, Inc., 3.188%, 9/10/2018	1/11/2018 – 3/13/2018	929,037	928,108
2,000,000	[2]	Finansbank AS, 3.87604%, (3-month USLIBOR +1.550%), 7/16/2018	3/27/2018	1,976,590	1,974,000

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Finance/Banks/Brokers—continued
$5,000,000	[2]	Itau Unibanco Holding SA, 2.68087%, (3-month USLIBOR +0.550%), 10/1/2018	4/26/2018	$5,000,000	$5,010,000
5,000,000	[2]	Turkiye Garanti Bankasi AS, 3.56719%, (3-month USLIBOR +1.600%), 8/2/2018	1/23/2018	5,000,000	5,000,000
5,000,000	[2]	Turkiye Is Bankasi (Isbank) A.S., 3.33793%, (3-month USLIBOR +1.450%), 8/14/2018	3/13/2018	5,000,000	4,987,500
5,000,000	[2]	Union Bank of Nigeria, 5.31805%, (3-month USLIBOR +3.000%), 9/24/2018	6/28/2018	5,000,000	5,000,000
5,000,000	[2]	United Bank for Africa PLC, 5.32594%, (3-month USLIBOR +3.000%), 12/19/2018	12/27/2017	4,976,500	4,982,500
1,538,462	[2]	Veb, 5.21625%, (6-month USLIBOR +3.250%), 1/31/2020	11/21/2013	1,538,462	1,539,231
1,183,084	[2]	Yapi ve Kredi Bankasi A.S., 3.81582%, (6-month USLIBOR +1.400%), 9/6/2018	3/27/2018	1,160,148	1,161,197
1,325,364	[2]	Yapi ve Kredi Bankasi A.S., 3.82272%, (6-month USLIBOR +1.400%), 9/10/2018	3/27/2018	1,299,669	1,300,844
260,035	[2]	Yapi ve Kredi Bankasi A.S., 3.86947%, (6-month USLIBOR +1.400%), 10/11/2018	3/27/2018	254,993	255,224
1,306,263	[2]	Yapi ve Kredi Bankasi A.S., 3.89961%, (6-month USLIBOR +1.400%), 11/5/2018	3/27/2018	1,280,939	1,282,097
5,000,000	[2]	Zenith Bank (Ghana) Ltd., 5.27375%, (6-month USLIBOR +3.050%), 9/6/2018	3/2/2018	5,000,000	5,007,500
1,140,000	[2]	Ziraat Bankasi, 2.99089%, (12-month USLIBOR +1.300%), 8/3/2018	9/27/2017	1,111,467	1,108,080
		TOTAL			105,122,163
		Foreign Sovereign—13.5%
3,705,128	[2]	Armenia International Airports CJSC, 8.00438%, (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	3,742,180	3,727,359
6,000,000	[2]	Bank of Industry, 8.31381%, (3-month USLIBOR +6.000%), 1/21/2021	6/5/2018	6,000,000	5,991,000
5,000,000	[2]	Bank of Kigali Ltd., 8.61294%, (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	5,000,000	4,970,000
4,000,000	[2]	Bank of Lao, 6.68438%, (3-month USLIBOR +4.350%), 12/29/2019	11/30/2015	3,999,000	4,002,000
6,000,000	[2]	Golar Hill Corp., 3.91018%, (6-month USLIBOR +1.600%), 12/31/2018	3/26/2018	6,000,000	5,994,000
7,500,000	[2]	ITFC Turk Eximbank, 3.600474%, (12-month USLIBOR +1.550%), 12/8/2018	3/12/2018	7,500,000	7,522,500
5,000,000	[2]	JSC Partnership, 5.73983%, (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	5,068,500	5,087,500
5,200,000	[2]	Kenya, Government of, 7.50313%, (6-month USLIBOR +5.000%), 4/18/2019	4/17/2017 – 4/27/2017	5,188,750	5,174,000
4,000,000	[2]	Kenya, Government of, 7.90313%, (6-month USLIBOR +5.400%), 3/9/2020	5/30/2018	4,009,500	4,022,000
4,020,550	[2]	Maldives, Government of, 4.59766% - 4.92827%, (3-month USLIBOR +2.900%), 4/9/2019	4/6/2018 – 6/15/2018	4,020,550	4,018,540
5,000,000	[2]	Ministry of Finance Tanzania, 7.7025%, (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	4,970,000	5,012,500
5,000,000	[2]	Ministry of Finance Zambia, 7.90406%, (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	5,000,000	4,982,500
2,175,489	[2]	Pakistan, Government of, 4.74079% - 4.74229%, (12-month USLIBOR +2.220%), 6/27/2019	6/15/2018 – 6/29/2018	2,175,489	2,174,401
6,667,000	[2]	Sri Lanka, Government of, 4.49875%, (6-month USLIBOR +2.000%), 5/26/2020	9/12/2017 – 5/29/2018	6,651,209	6,656,999
3,226,035		Tunisia, Government of, 2.418%, 12/18/2018	1/5/2018 – 6/20/2018	3,226,034	3,238,939
4,832,868		Tunisia, Government of, 2.418%, 10/22/2018	2/22/2018 – 4/23/2018	4,832,868	4,828,035
		TOTAL			77,402,273
		Government Guarantee—0.5%
3,125,000	[2]	Trade Bank of Iraq, 5.07%, (3-month USLIBOR +3.250%), 7/1/2019	12/28/2016 – 9/20/2017	3,125,000	3,123,437
		Services-Airlines—0.7%
4,102,564	[2]	Pakistan International Airlines, 5.24113%, (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	4,061,538	4,086,154
		Services-Building & Construction—0.8%
4,444,967	[2]	SBG Ltd., 6.33563%, (3-month USLIBOR +4.000%), 6/30/2020	4/16/2018	4,370,885	4,447,190
		Services-Railroads—1.5%
3,291,451	[2]	Autopistas Urbanas SA (AUSA), 5.8425%, (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017 – 11/13/2017	3,261,307	3,279,931
5,055,556	[2]	Ethiopian Railway Corp., 5.71625%, (6-month USLIBOR +3.750%), 7/8/2021	5/4/2017	5,055,556	5,037,861
		TOTAL			8,317,792
		Services-Support-Services—1.0%
5,943,225	[2]	Airport International Group, 4.265%, (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	5,558,500	5,978,884

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Services-Transportation Excluding Air/Rail—2.3%
$5,985,000	[2]	Asyaport, 6.26529%, (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	$5,985,000	$6,005,947
3,500,000	[2]	Navig8V8, 4.36163%, (3-month USLIBOR +2.650%), 7/26/2018	7/27/2016	3,500,000	3,512,250
3,500,000	[2]	Navig8VL8, 4.36163%, (3-month USLIBOR +2.650%), 7/26/2018	7/27/2016	3,500,000	3,512,250
		TOTAL			13,030,447
		Supranational—3.0%
5,000,000	[2]	Africa Finance Corp., 3.38063%, (3-month USLIBOR +1.050%), 12/15/2020	3/21/2018	4,971,500	4,972,500
5,000,000	[2]	African Export-Import Bank (Afreximbank), 3.58438%, (3-month USLIBOR +1.250%), 5/8/2019	6/28/2017	4,967,500	4,980,000
7,500,000	[2]	PTA Bank, 4.6373%, (1-month USLIBOR +2.300%), 10/4/2018	10/11/2016	7,500,000	7,518,750
		TOTAL			17,471,250
		Telecommunications-Fixed Line—0.9%
4,962,500	[2]	INT Towers, 7.0977%, (3-month USLIBOR +4.750%), 12/10/2021	2/17/2015 – 12/4/2017	4,932,500	4,922,800
		Utility-Electric-Generation—2.2%
3,042,449	[2]	Casablanca & Giacote Solar PV Project, 5.14%, (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	2,981,600	3,030,280
1,730,810	[2]	Egypt Electric AfreximBK, 7.72219%, (3-month USLIBOR +5.250%), 4/10/2020	8/3/2017	1,730,810	1,729,079
2,353,100	[2]	Egypt Electric, 6.61313%, (3-month USLIBOR +4.250%), 5/5/2020	12/11/2015	2,329,569	2,336,628
3,750,000	[2]	Ministry of Finance Bangladesh, 7.4796%, (6-month USLIBOR +5.000%), 5/26/2019	1/18/2016	3,731,250	3,759,375
1,500,000	[2]	MOF Angola Soyo, 7.83438%, (3-month USLIBOR +5.500%), 12/30/2019	3/29/2016	1,493,579	1,491,750
		TOTAL			12,347,112
		Utility Electric-Distribution/Transportation—1.1%
6,500,000	[2]	Compagnie Ivoirienne d'Electricite, 5.2995%, (3-month USLIBOR +3.000%), 7/19/2018	4/24/2018	6,500,000	6,506,500
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $516,024,734)			491,353,272
		INVESTMENT COMPANY—9.8%
56,278,301		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[7] (IDENTIFIED COST $56,270,526)			56,283,929
		TOTAL INVESTMENT IN SECURITIES—96.0% (IDENTIFIED COST $575,430,058)			550,767,815
		OTHER ASSETS AND LIABILITIES-NET—4.0%[8]			22,723,604
		TOTAL NET ASSETS—100%			$573,491,419
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2018	36,648,841
Purchases/Additions	90,579,469
Sales/Reductions	(70,950,009)
Balance of Shares Held 6/30/2018	56,278,301
Value	$56,283,929
Change in Unrealized Appreciation/Depreciation	$17,069
Net Realized Gain/(Loss)	$3,134
Dividend Income	$321,012
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2018, these restricted securities amounted to $493,285,078, which represented 86.0% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Principal amount and interest were not paid upon final maturity.

4	Issuer in default.
5	Non-income-producing security.
6	Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluationreflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$1,931,806	$1,931,806
Corporate Bond	—	1,198,808	—	1,198,808
Trade Finance Agreements	—	—	491,353,272	491,353,272
Investment Company	56,283,929	—	—	56,283,929
TOTAL SECURITIES	$56,283,929	$1,198,808	$493,285,078	$550,767,815
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. The majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists which are unobservable, and a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists' inputs being proprietary and unobservable in the market place, these investments are determined to be Level 3 securities. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Security	Investments in Corporate Bonds	Investments in Trade Finance Agreements
Balance as of March 31, 2018	$2,506,292	—	$488,567,085
Accrued discount/premiums	$5,912	—	$335,796
Realized gain (loss)	$5,640	—	$188,532
Change in unrealized appreciation (depreciation)	$(2,705)	—	$699,761
Purchases	—	—	$122,982,645
(Sales)	$(583,333)	—	$(121,420,547)
Security type transferred out	—	—	—
Security type transferred in	—	—	—
Balance as of June 30, 2018	$1,931,806	—	$491,353,272
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2018	—	—	$699,761
The following acronym is used throughout this portfolio:
LIBOR—London Interbank Offered Rate

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018